Goodwill and Other Intangible Assets (Trademarks and Other Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 29, 2015	Mar. 30, 2014	Dec. 28, 2014
Finite-Lived Intangible Assets [Line Items]
Intangible assets not subject to amortization	$ 11,500		$ 11,900
Amortization expense for trademarks and other intangible assets	23	22
Average future amortization expense over next 5 years	78
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross	1,405		1,448
Accumulated Amortization	(150)		(132)
Net	1,255		1,316
Trademarks
Finite-Lived Intangible Assets [Line Items]
Intangible assets not subject to amortization	11,100		11,500
Licenses
Finite-Lived Intangible Assets [Line Items]
Intangible assets not subject to amortization	370		371
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross	117		118
Accumulated Amortization	(35)		(31)
Net	82		87
Customer-related assets
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross	1,273		1,315
Accumulated Amortization	(112)		(99)
Net	1,161		1,216
Other
Finite-Lived Intangible Assets [Line Items]
Intangible assets not subject to amortization	43		45
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross	15		15
Accumulated Amortization	(3)		(2)
Net	$ 12		$ 13